Trade and other receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Trade receivables	$ 4,592	$ 6,446
Tax receivables	407	774
Other receivables	35	211
Total trade and other receivables	5,034	7,431
Trade and other receivables	1,412	7,431
Long-term portion	3,622
Interest expense	$ 448
Discount rate	6.00%
Past due
Disclosure of financial assets [line items]
Trade receivables	$ 0	$ 695